Fees Summary	Nov. 15, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,443,000.00
Previously Paid Amount	0.00
Total Fee Amount	680.22
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 680.22
Narrative - Max Aggregate Offering Price	$ 4,443,000.00
Final Prospectus	true